Acquisitions (Details Textual) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Oct. 31, 2011 Payday Division [Member]	Dec. 31, 2011 Cricket Corporate [Member]	Dec. 31, 2011 Cricket Dealer [Member]	Sep. 30, 2011 Cricket Division [Member]
Number of Businesses Acquired	2	5	17		14	3
Purchase Obligation, Due in Next Twelve Months	$ 160,000	$ 160,000
Date Purchase Obligation Arose		2012-04
Business Acquisition, Purchase Price Allocation, Assets Acquired	$ 455,200	$ 455,200	$ 1,421,000	$ 48,000			$ 1,373,000